Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Change in fair value of marketable securities, tax	$ 0.1	$ 0.1	$ (0.1)
Change in fair value of derivatives, tax	0.6	27.8	4.8
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, tax	$ (11.3)	$ 24.8	$ (9.0)